Annual Fund Operating Expenses - A C I Shares - JPMorgan Investor Balanced Fund	Nov. 01, 2021
Class A
Operating Expenses:
Management Fees	0.05%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.27%
Service Fees	0.25%
Remainder of Other Expenses	0.02%
Acquired Fund (Underlying Fund) Fees and Expenses	0.40%
Total Annual Fund Operating Expenses	0.97%
Class C
Operating Expenses:
Management Fees	0.05%
Distribution (Rule 12b-1) Fees	0.75%
Other Expenses	0.27%
Service Fees	0.25%
Remainder of Other Expenses	0.02%
Acquired Fund (Underlying Fund) Fees and Expenses	0.40%
Total Annual Fund Operating Expenses	1.47%
Class I
Operating Expenses:
Management Fees	0.05%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.27%
Service Fees	0.25%
Remainder of Other Expenses	0.02%
Acquired Fund (Underlying Fund) Fees and Expenses	0.40%
Total Annual Fund Operating Expenses	0.72%